15005084

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850
Nasdaq.com

001-36815

William Slattery, CFA
Vice President
Listing Qualifications

<u>*By Electronic Mail*</u>

CERTNAS

January 26, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 26, 2015 The Nasdaq Stock Market (the "Exchange") received from Ascendis Pharma A/S (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing
one ordinary share

Ordinary shares, DKK 1 nominal value per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the registration of the American Depositary Shares on The NASDAQ Stock Market LLC.